Equity - Additional Information (Detail) $ / shares in Units, Rate in Thousands, $ in Thousands				12 Months Ended
	Dec. 01, 2022 shares	Jun. 01, 2021	Jan. 13, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2020 USD ($) Rate	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2021 shares	Dec. 31, 2021 Rate
Disclosure of classes of share capital [line items]
Stock split ratio			117
Par value per share (USD per share) | $ / shares														$ 0.0001
Issued capital | $				$ 15	$ 15	$ 15	$ 15	$ 15	$ 15	$ 15	$ 15
Number of shares authorised													1,000,000,000
Shares													147,192,930				147,192,930
Lock in period of common shares				5 years
Percentage of relevant collateral shares used as a basis							50.00%
IPO transaction costs | $					4,536				8,550			$ (129)
IPO cash transaction costs | $					4,300
IPO non-cash expenses | $					1,100
Total reserves for future issuance | $				$ 1,495	1,495	$ 1,495	$ 1,495	$ 1,495
Equity portion of consideration, percentage															50.00%
Gross obligation under put option | $					60,900
Gross obligation under put option, noncontrolling interest | $					55,490
Non- controlling interests
Disclosure of classes of share capital [line items]
Gross obligation under put option, noncontrolling interest | $					55,490
Performance Restricted Share Units (PSUs)
Disclosure of classes of share capital [line items]
Number of other equity instruments expired in share-based payment arrangement (in shares)							0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							0
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)													600,000
Number of other equity instruments granted in share-based payment arrangement (in shares)	84,506							85			0
Number of other equity instruments to be granted subject to requirements being met (in shares)						16,902
Number of other equity instruments forfeited in share-based payment arrangement (in shares)						0		0			0
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | Rate												0				85		0
Expense from share-based payment transactions with employees | $					25				0
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)													410,115
Number of other equity instruments granted in share-based payment arrangement (in shares)								0		289,183	289
Number of other equity instruments to be granted subject to requirements being met (in shares)						120,932
Number of other equity instruments forfeited in share-based payment arrangement (in shares)								26		78,869	79
Number of other equity instruments outstanding in share-based payment arrangement (in shares)												0	184,024			184	210,314	210
Number of other equity instruments forfeited following resignation (in shares)						105,159
Expense from share-based payment transactions with employees | $					706				$ 764
Pátria Investimentos Ltda.
Disclosure of classes of share capital [line items]
Issued capital | $				$ 100,000	100,000	$ 100,000	$ 100,000	$ 100,000
Number of shares outstanding													147,192,930
Shares													147,192,930
Voting rights held in subsidiary		100.00%
VBI Real Estate Gestão de Carteiras S.A.
Disclosure of classes of share capital [line items]
Gross obligation under put option | $					5,400
Ordinary Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues			1,000,000			117,000,000
Par value per share (USD per share) | $ / shares			$ 0.001
Stock issued during period, new issues | $			$ 1
Ordinary Shares | Pátria Investimentos Ltda.
Disclosure of classes of share capital [line items]
Voting rights held in subsidiary							49.00%
Ordinary Shares | VBI Real Estate Gestão de Carteiras S.A.
Disclosure of classes of share capital [line items]
Voting rights held in subsidiary							50.00%
Class A Common Share
Disclosure of classes of share capital [line items]
Number of shares authorised													500,000,000
Common stock, voting rights				one
IPO transaction costs | $					27,000
Class A Common Share | IPO
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues						19,147,500
Class A Common Share | IPO | Blackstone
Disclosure of classes of share capital [line items]
Number of shares outstanding													54,247,500
Class B Common Share
Disclosure of classes of share capital [line items]
Number of shares authorised													250,000,000
Common stock, voting rights				10
Class B Common Share | Moneda
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues						11,045,430
Class B Common Share | Top of range
Disclosure of classes of share capital [line items]
Percentage of shares issued and outstanding to total number of shares outstanding															10.00%
Class B Common Share | IPO | Patria Holdings Ltd. And Monedas Former Partners
Disclosure of classes of share capital [line items]
Number of shares outstanding													92,945,430
Common Shares or Shares with Preferred Rights
Disclosure of classes of share capital [line items]
Number of shares authorised													250,000,000
Class A
Disclosure of classes of share capital [line items]
Stock issued upon conversion of shares													1
Proceeds from issuance of common shares through IPO | $					302,700
Class B
Disclosure of classes of share capital [line items]
Proceeds from issuance of common shares through IPO | $					$ 184,800